Summary of Principal Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands				11 Months Ended	12 Months Ended				24 Months Ended
	Apr. 01, 2019	Jan. 01, 2019 CNY (¥)	Apr. 30, 2018	Mar. 31, 2019	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 CNY (¥)	Jan. 01, 2018 USD ($)
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders					¥ 27,000				¥ 27,000	$ 3,880
Interest-free loans agreements expiry date					2023-12	2023-12
Consolidated assets of VIEs pledged as collateral					¥ 0				0
Cash and cash equivalent					4,387,345		¥ 2,704,091	¥ 1,906,753	4,387,345	630,203
Non-controlling interests					861,493		337,677		861,493	$ 123,746
Net income (loss) attributable to non-controlling interests					34,608	$ 4,971	(7,551)	(13,745)
Accounts receivable, allowance for doubtful accounts					0		¥ 0	0	¥ 0
Account receivable balance due							1 year		1 year
Deferred revenue recognized					¥ 133,500		¥ 177,400
Revenue, Practical Expedient, Financing Component [true false]					true	true
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]					true	true
Government subsidies					¥ 89,278	$ 12,824	¥ 62,583	¥ 74,156
Foreign currency exchange rate, translation					6.9618				6.9618	6.9618
Loan loss provision rate					0.78%		0.42%		0.78%	0.78%
Operating lease right-of-use assets					¥ 352,186				¥ 352,186	$ 50,588
Operating lease liability					374,431				374,431	53,784
ASU 2016-01
Significant Accounting Policies [Line Items]
Cumulative effect of adjustment from other comprehensive income to retained earnings											¥ 251,600	$ 36,100
ASU 2016-02
Significant Accounting Policies [Line Items]
Lease, Practical Expedients, Package [true false]		true
ASU 2016-02 | Restatement Adjustment
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets		¥ 309,900
Operating lease liability		¥ 330,800
Mainland of China
Significant Accounting Policies [Line Items]
VAT rate one (as a percent)			3.00%
VAT rate two (as a percent)			6.00%
VAT rate three (as a percent)	9.00%		11.00%	10.00%
VAT rate four (as a percent)	13.00%		17.00%	16.00%
Primary VAT rate applicable to VIEs			6.00%
Consolidated Fund
Significant Accounting Policies [Line Items]
Cash and cash equivalent					54,741		¥ 32,223		54,741
Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Cash and cash equivalent					¥ 892,944		¥ 456,063		¥ 892,944	$ 128,264
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Percentage of net revenue					25.60%	25.60%	21.70%	15.70%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Percentage of net income					33.50%	33.50%	39.40%	19.60%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Percentage of total assets					35.20%	35.20%	34.60%
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence					20.00%	20.00%